ACQUISITIONS (Additional Information) (Details) - USD ($) $ in Thousands			2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2016	Nov. 01, 2015	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Preliminary estimate of payable to Seller for working capital adjustments		$ 19,263
Net income				$ 65,072	$ 48,179	$ 148,148	$ 411,803	$ 187,294	$ 21,117	$ 238,876
Torrance Refinery [Member]
Business Acquisition [Line Items]
Purchase price after adjustments	$ 521,350
Preliminary estimate of payable to Seller for working capital adjustments	450,582
Deferred tax liability	$ 62,311
Chalmette Refining L.L.C. [Member]
Business Acquisition [Line Items]
Deferred tax liability		25,721
Purchase price after adjustments		322,000
Preliminary estimate of payable to Seller for working capital adjustments		245,963
Deferred tax liability		$ 28,371
Revenues			$ 643,267
Net income			53,539
Business acquisition, transaction costs			$ 5,833					$ 5,833
Business Combination, Acquisition Related Costs				$ 3,912	$ 1,555	$ 13,622	$ 1,704
PBF Energy Inc. [Member] | Chalmette Refining L.L.C. [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, ownership Percentage by Parent		100.00%
Chalmette Refining [Member] | T&M Terminal Company [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, ownership Percentage by Parent			80.00%	80.00%		80.00%		80.00%
Chalmette Refining [Member] | MOEM Pipeline [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, ownership Percentage by Parent		100.00%		100.00%		100.00%
Chalmette Refining [Member] | Collins Pipeline Company [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, ownership Percentage by Parent		80.00%	80.00%	80.00%		80.00%		80.00%
Noncontrolling Interest [Member] | Chalmette Refining L.L.C. [Member]
Business Acquisition [Line Items]
Deferred tax liability		$ 5,144